Pension and Other Postretirement Benefits - Schedule of Amounts Recognized in Balance Sheet and Income Statement (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net actuarial loss (gain)	$ (100,345)	$ 74,853	$ 135,492
Qualified Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	902,812	780,571
Service cost	23,056	20,319	17,725
Interest cost	37,607	38,266	37,276
Plan amendments
Benefit obligation at end of year (PBO/PBO/APBO)	886,714	902,812	780,571
Market value of plan assets, beginning balance	609,750	521,829
Actual return on plan assets	96,187	68,174
Employer contributions	46,000	48,500
Market value of plan assets, ending balance	719,944	609,750	521,829
Funded status at year end	(166,770)	(293,062)
Qualified Retirement Plan [Member] | Change in benefit obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net actuarial loss (gain)	(44,768)	92,409
Benefits paid	(31,993)	(28,753)
Qualified Retirement Plan [Member] | Change in plan assets [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Benefits paid	(31,993)	(28,753)
Qualified Retirement Plan [Member] | Benefit obligation [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Discount rate	5.00%	4.25%
Weighted-average rate of compensation increase	3.25%	2.75%
SERP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	37,373	33,827
Service cost	373	274	217
Interest cost	1,535	1,629	1,766
Plan amendments
Benefit obligation at end of year (PBO/PBO/APBO)	36,143	37,373	33,827
Employer contributions	2,477	2,468
Funded status at year end	(36,143)	(37,373)
SERP [Member] | Change in benefit obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net actuarial loss (gain)	(661)	4,111
Benefits paid	(2,477)	(2,468)
SERP [Member] | Change in plan assets [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Benefits paid	(2,477)	(2,468)
SERP [Member] | Benefit obligation [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Discount rate	5.00%	4.25%
Weighted-average rate of compensation increase	3.25%	2.75%
PBOP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	59,704	52,182
Service cost	1,220	977	858
Interest cost	2,482	2,547	2,631
Plan amendments		2,423
Benefit obligation at end of year (PBO/PBO/APBO)	58,020	59,704	52,182
Market value of plan assets, beginning balance	35,250	29,944
Actual return on plan assets	7,319	4,454
Employer contributions	169	1,256
Market value of plan assets, ending balance	42,314	35,250	29,944
Funded status at year end	(15,706)	(24,454)
PBOP [Member] | Change in benefit obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net actuarial loss (gain)	(4,073)	2,775
Benefits paid	(1,313)	(1,200)
PBOP [Member] | Change in plan assets [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Benefits paid	$ (424)	$ (404)
PBOP [Member] | Benefit obligation [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Discount rate	5.00%	4.25%
Weighted-average rate of compensation increase	3.25%	2.75%